INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2013
INVESTMENTS UNDER EQUITY METHOD
INVESTMENTS UNDER EQUITY METHOD

9.                                      INVESTMENTS UNDER EQUITY METHOD

The Group had, in total, eleven and twelve equity method investees which are engaged in provision of digital mobile television advertising services in the PRC as of December 31, 2012 and 2013, respectively.  The Group has accounted for these investments using the equity method of accounting.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2011	2012	2013
Condensed statement of operations information:
Revenue	$10,463,451	$11,970,674	$12,436,311
Net income	1,125,147	949,340	226,421
Group’s equity in net income of investees	$548,809	$465,175	$110,362

	December 31,
	2012	2013

Condensed balance sheet information:
Current assets	$13,596,732	$16,224,891
Non-current assets	3,853,123	3,951,387
Total assets	17,449,855	20,176,278
Current liabilities	5,887,964	7,697,035
Equity	11,561,891	12,479,243
Total liabilities and equity	17,449,855	20,176,278
Group’s share of net assets	$5,661,406	$6,110,195

As of December 31, 2012 and 2013, the carrying value of the Group’s investments under the equity method was $7,304,745 and $7,622,448, respectively.  The difference between the carrying value of the Group’s investments under the equity method and the Group’s share in its investees’ net assets was attributable to the elimination of unrealised profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and its related amortization.